Property And Equipment, Net (Property And Equipment, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 102,836	$ 98,150
Leasehold improvement	4,466	4,389
Accumulated depreciation and amortization	66,197	61,085
Property and equipment, net	36,639	37,065
Reduction to cost and accumulated depreciation	2,050	1,719
Computer And Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Machinery and equipment, gross	58,779	55,475
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Machinery and equipment, gross	5,728	5,379
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 33,863	$ 32,907